UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2024

DATE OF REPORTING PERIOD:	January 1, 2024 through December 31, 2024

ITEM 1. REPORTS TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Growth and Income Portfolio

Calamos Growth and Income Portfolio

Annual Shareholder Report  - December 31, 2024

This annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$139	1.26%

HOW THE PORTFOLIO PERFORMED

For the 12-months ended December 31, 2024 (“annual period”), the Portfolio delivered strong returns, capturing much of the all-equity index’s gain, as the equity market enjoyed solid economic growth and tamer inflation through 2024. It should be noted that a smaller subset of names within the equity market drove its performance; the largest companies capitalizing on AI opportunities performed best. To put it in perspective, the top 10 names of the S&P 500 Index accounted for approximately 63% of the benchmark’s return for the period. The Portfolio’s focus on quality businesses with a bias toward higher growth metrics worked well for the year. Portfolio holdings in non-common stocks, utilized for risk management, lagged the equity market.

GROWTH OF $10,000

	Calamos Growth and Income Portfolio	S&P 500 Total Return Index
12/31/14	$10,000	$10,000
1/31/15	$9,724	$9,700
2/28/15	$10,195	$10,258
3/31/15	$10,025	$10,095
4/30/15	$10,100	$10,192
5/31/15	$10,292	$10,323
6/30/15	$10,113	$10,123
7/31/15	$10,293	$10,336
8/31/15	$9,836	$9,712
9/30/15	$9,646	$9,472
10/31/15	$10,254	$10,271
11/30/15	$10,247	$10,301
12/31/15	$10,112	$10,139
1/31/16	$9,631	$9,636
2/29/16	$9,537	$9,623
3/31/16	$10,038	$10,275
4/30/16	$10,089	$10,315
5/31/16	$10,241	$10,500
6/30/16	$10,161	$10,528
7/31/16	$10,450	$10,916
8/31/16	$10,494	$10,931
9/30/16	$10,534	$10,933
10/31/16	$10,403	$10,734
11/30/16	$10,600	$11,131
12/31/16	$10,751	$11,351
1/31/17	$10,887	$11,567
2/28/17	$11,227	$12,026
3/31/17	$11,235	$12,040
4/30/17	$11,372	$12,164
5/31/17	$11,516	$12,335
6/30/17	$11,530	$12,412
7/31/17	$11,736	$12,667
8/31/17	$11,758	$12,706
9/30/17	$11,873	$12,968
10/31/17	$12,101	$13,270
11/30/17	$12,330	$13,677
12/31/17	$12,419	$13,829
1/31/18	$13,114	$14,621
2/28/18	$12,739	$14,082
3/31/18	$12,479	$13,724
4/30/18	$12,487	$13,777
5/31/18	$12,743	$14,109
6/30/18	$12,743	$14,196
7/31/18	$13,137	$14,724
8/31/18	$13,483	$15,204
9/30/18	$13,503	$15,290
10/31/18	$12,672	$14,245
11/30/18	$12,890	$14,536
12/31/18	$11,874	$13,223
1/31/19	$12,705	$14,283
2/28/19	$13,035	$14,741
3/31/19	$13,232	$15,028
4/30/19	$13,720	$15,636
5/31/19	$13,035	$14,643
6/30/19	$13,752	$15,675
7/31/19	$13,924	$15,900
8/31/19	$13,726	$15,648
9/30/19	$13,840	$15,941
10/31/19	$14,090	$16,286
11/30/19	$14,485	$16,877
12/31/19	$14,909	$17,387
1/31/20	$14,901	$17,380
2/29/20	$13,919	$15,949
3/31/20	$12,529	$13,979
4/30/20	$13,890	$15,771
5/31/20	$14,605	$16,522
6/30/20	$14,975	$16,851
7/31/20	$15,727	$17,801
8/31/20	$16,754	$19,081
9/30/20	$16,168	$18,356
10/31/20	$15,814	$17,868
11/30/20	$17,479	$19,823
12/31/20	$18,253	$20,586
1/31/21	$18,014	$20,378
2/28/21	$18,697	$20,940
3/31/21	$19,077	$21,857
4/30/21	$20,044	$23,023
5/31/21	$20,073	$23,184
6/30/21	$20,403	$23,725
7/31/21	$20,723	$24,289
8/31/21	$21,217	$25,027
9/30/21	$20,340	$23,863
10/31/21	$21,658	$25,535
11/30/21	$21,368	$25,358
12/31/21	$22,159	$26,495
1/31/22	$21,005	$25,124
2/28/22	$20,462	$24,371
3/31/22	$21,007	$25,276
4/30/22	$19,293	$23,072
5/31/22	$19,271	$23,115
6/30/22	$17,766	$21,207
7/31/22	$19,112	$23,162
8/31/22	$18,487	$22,217
9/30/22	$16,956	$20,171
10/31/22	$18,134	$21,804
11/30/22	$18,962	$23,023
12/31/22	$17,933	$21,696
1/31/23	$18,955	$23,060
2/28/23	$18,434	$22,497
3/31/23	$18,993	$23,323
4/30/23	$19,279	$23,687
5/31/23	$19,301	$23,790
6/30/23	$20,339	$25,362
7/31/23	$20,844	$26,177
8/31/23	$20,481	$25,760
9/30/23	$19,652	$24,532
10/31/23	$19,266	$24,016
11/30/23	$20,741	$26,209
12/31/23	$21,541	$27,400
1/31/24	$21,806	$27,860
2/29/24	$22,765	$29,348
3/31/24	$23,372	$30,292
4/30/24	$22,498	$29,055
5/31/24	$23,417	$30,495
6/30/24	$24,172	$31,590
7/31/24	$24,240	$31,974
8/31/24	$24,722	$32,750
9/30/24	$25,288	$33,449
10/31/24	$25,153	$33,146
11/30/24	$26,523	$35,092
12/31/24	$26,083	$34,255

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Calamos Growth and Income Portfolio	21.08	11.84	10.06
S&P 500 Total Return Index	24.99	14.53	13.10

The Portfolio's past performance is not a good predictor of the Portfolio's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$32,732,256	157	29%	$233,012

Calamos Growth and Income Portfolio

Annual Shareholder Report  - December 31, 2024

WHAT DID THE PORTFOLIO INVEST IN?

The Portfolio employs an equity-oriented approach that blends stocks with complementary allocations to convertibles, fixed income, and options, seeking to generate total returns higher than the benchmark S&P 500 Index but with less risk and lower volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.0
Financials	12.9
Consumer Discretionary	12.6
Communication Services	11.3
Health Care	7.2
Industrials	6.9
Consumer Staples	5.3
Utilities	3.4
Energy	3.2
Other	2.1
Materials	2.0
Real Estate	1.7
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.2
NVIDIA Corp.	5.9
Microsoft Corp.	5.3
Alphabet, Inc. - Class A	5.0
Amazon.com, Inc.	4.5
Broadcom, Inc.	2.2
Meta Platforms, Inc. - Class A	2.1
Tesla, Inc.	1.8
Boeing Co., 6.000%, 10/15/27	1.6
JPMorgan Chase & Co.	1.4

For additional information about the Portfolio, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CATTSRA  24

ITEM 2: CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph(b) of this Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has five audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, William R. Rybak, Virginia G. Breen, Karen L. Stuckey and Christopher M. Toub. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of directors.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fiscal Years Ended	12/31/2023	12/31/2024
Audit Fees (a)	$37,439	$38,449
Audit-Related Fees(b)	$13,743	$17,160
Tax Fees(c)	$-	$-
All Other Fees(d)	$-	$-
Total	$51,183	$55,609

(a)       Audit fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)       Audit-related fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)       Tax fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d)       All other fees are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e)       (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e) (2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)–(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment advisor or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended	12/31/2023	12/31/2024
Registrant	$-	$-
Investment Adviser	$-	$-

(h) No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Growth and Income Portfolio

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION DECEMBER 31, 2024

Statement of Assets and Liabilities December 31, 2024

ASSETS
Investments in securities, at value (cost $17,363,069)*	$32,937,682
Cash with custodian	347,789
Restricted cash for short positions	114
Receivables:
Accrued interest and dividends	45,530
Portfolio shares sold	7,432
Prepaid expenses	222
Other assets	100,097
Total assets	33,438,866
LIABILITIES
Collateral for securities loaned	526,436
Foreign currency overdraft (cost $1)	1
Options written, at value (premium $3,424)	3,910
Payables:
Portfolio shares redeemed	18,535
Affiliates:
Investment advisory fees	21,211
Deferred compensation to trustees	100,097
Trustees' fees and officer compensation	144
Other accounts payable and accrued liabilities	36,276
Total liabilities	706,610
NET ASSETS	$32,732,256
COMPOSITION OF NET ASSETS
Paid in capital	$15,138,864
Accumulated distributable earnings (loss)	17,593,392
NET ASSETS	$32,732,256
Shares outstanding (no par value; unlimited number of shares authorized)	1,410,371
Net asset value and redemption price per share	$23.21
* Includes securities on loan	$671,136

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Operations Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$142,038
Interest on short sales	116
(Amortization)/accretion of investment securities	(126,257)
Net interest	15,897
Dividends	312,214
Dividend taxes withheld	(221)
Securities lending income, net of rebates received or paid to borrowers	3,149
Total investment income	331,039
EXPENSES
Investment advisory fees	233,012
Audit fees	52,583
Printing and mailing fees	28,770
Legal fees	25,405
Trustees' fees and officer compensation	12,752
Accounting fees	12,176
Transfer agent fees	7,811
Custodian fees	5,058
Fund administration fees	1,958
Tax fees	786
Other	10,660
Total expenses	390,971
NET INVESTMENT INCOME (LOSS)	(59,932)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	2,879,167
Purchased options	(151,513)
Foreign currency transactions	(1,486)
Written options	10,030
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	3,221,831
Purchased options	(11,677)
Written options	(486)
NET GAIN (LOSS)	5,945,866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,885,934

See accompanying Notes to Financial Statements

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Statements of Changes in Net Assets

	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2023
OPERATIONS
Net investment income (loss)	$(59,932)	$(22,357)
Net realized gain (loss)	2,736,198	619,998
Change in unrealized appreciation/(depreciation)	3,209,668	4,541,326
Net increase (decrease) in net assets resulting from operations	5,885,934	5,138,967
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(589,260)	(934,860)
CAPITAL SHARE TRANSACTIONS
Issued	1,682,854	1,347,471
Issued in reinvestment of distributions	589,260	934,860
Redeemed	(4,355,409)	(3,422,565)
Net increase (decrease) in net assets from capital share transactions	(2,083,295)	(1,140,234)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,213,379	3,063,873
NET ASSETS
Beginning of year	$29,518,877	$26,455,004
End of year	$32,732,256	$29,518,877
CAPITAL SHARE TRANSACTIONS
Shares issued	77,973	76,253
Shares issued in reinvestment of distributions	28,553	55,747
Shares redeemed	(206,843)	(190,862)
Net increase (decrease) in capital shares outstanding	(100,317)	(58,862)

See accompanying Notes to Financial Statements

www.calamos.com

Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED DECEMBER 31,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$19.54	$16.86	$22.85	$20.57	$17.01
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.01)	0.00 **	(0.09)	0.18
Net realized and unrealized gain (loss)	4.11	3.29	(4.18)	4.19	3.57
Total from investment operations	4.07	3.28	(4.18)	4.10	3.75
Less distributions to common shareholders from:
Net investment income	(0.08)	(0.10)	(0.13)	(0.08)	(0.09)
Net realized gains	(0.32)	(0.50)	(1.68)	(1.74)	(0.10)
Total distributions	(0.40)	(0.60)	(1.81)	(1.82)	(0.19)
Net asset value, end of year	$23.21	$19.54	$16.86	$22.85	$20.57
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value(c)	21.08%	20.12%	(19.07)%	21.40%	22.43%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	1.26%	1.44%	1.33%	1.20%	1.29%
Net investment income (loss)	(0.19%)	(0.08%)	(0.01%)	(0.40%)	1.01%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$32,732	$29,519	$26,455	$35,663	$32,254
Portfolio turnover rate	29%	21%	23%	16%	45%

**  Amounts are less than $0.005.

(a)  Net investment income allocated based on average shares method.

(b)  Performance figures of the Portfolio do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If they did, performance would be lower.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments December 31, 2024

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (16.3%)
	Communication Services (1.9%)
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	$110,051
270,000	Live Nation Entertainment, Inc.* 2.875%, 01/15/30	271,437
90,000	Snap, Inc.* 0.500%, 05/01/30	76,336
150,000	Uber Technologies, Inc. 0.875%, 12/01/28	165,537
		623,361
	Consumer Discretionary (3.3%)
75,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	80,197
95,000	Booking Holdings, Inc. 0.750%, 05/01/25	251,108
80,000	JD.com, Inc.* 0.250%, 06/01/29	85,066
205,000	Meritage Homes Corp.*^ 1.750%, 05/15/28	201,617
36,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	167,296
210,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	258,455
35,000	Wayfair, Inc. 3.250%, 09/15/27	37,456
		1,081,195
	Consumer Staples (0.5%)
30,000	Freshpet, Inc. 3.000%, 04/01/28	66,366
70,000	Post Holdings, Inc. 2.500%, 08/15/27	82,238
		148,604
	Financials (0.7%)
22,000	Affirm Holdings, Inc.* 0.750%, 12/15/29	21,279
45,000	Federal Realty OP, LP* 3.250%, 01/15/29	45,926
110,000	Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	170,500
		237,705
	Health Care (0.2%)
50,000	Integer Holdings Corp. 2.125%, 02/15/28	79,973
		79,973
	Industrials (0.9%)
55,000	Axon Enterprise, Inc. 0.500%, 12/15/27	143,274
70,000	Middleby Corp. 1.000%, 09/01/25	78,405
PRINCIPAL AMOUNT		VALUE
65,000	Tetra Tech, Inc. 2.250%, 08/15/28	$76,180
		297,859
	Information Technology (5.2%)
58,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	63,306
71,000	BILL Holdings, Inc.* 0.000%, 04/01/30	70,460
135,000	Datadog, Inc.* 0.000%, 12/01/29	130,477
95,000	Guidewire Software, Inc.* 1.250%, 11/01/29	92,982
80,000	Itron, Inc.* 1.375%, 07/15/30	84,648
60,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	83,689
80,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	80,189
210,000	MKS Instruments, Inc.* 1.250%, 06/01/30	203,482
50,000	NCL Corp., Ltd. 5.375%, 08/01/25	71,716
85,000	Nutanix, Inc.* 0.500%, 12/15/29	84,734
170,000	ON Semiconductor Corp. 0.500%, 03/01/29	160,473
90,000	Parsons Corp.* 2.625%, 03/01/29	105,847
125,000	Seagate HDD Cayman 3.500%, 06/01/28	150,870
90,000	Snowflake, Inc.* 0.000%, 10/01/29	106,961
74,000	Vertex, Inc.* 0.750%, 05/01/29	117,247
60,000	Western Digital Corp. 3.000%, 11/15/28	79,607
		1,686,688
	Real Estate (1.2%)
115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	107,148
90,000	Welltower OP, LLC* 2.750%, 05/15/28	122,120
155,000	3.125%, 07/15/29	177,027
		406,295
	Utilities (2.4%)
165,000	CMS Energy Corp. 3.375%, 05/01/28	171,372
145,000	Duke Energy Corp. 4.125%, 04/15/26	148,844
55,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	63,836

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments December 31, 2024

PRINCIPAL AMOUNT		VALUE
195,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	$203,699
175,000	Southern Company 3.875%, 12/15/25	184,387
		772,138
	TOTAL CONVERTIBLE BONDS (Cost $4,685,823)	5,333,818
NUMBER OF SHARES		VALUE
COMMON STOCKS (76.1%)
	Communication Services (9.3%)
8,580	Alphabet, Inc. - Class A	1,624,194
1,185	Meta Platforms, Inc. - Class A	693,829
325	Netflix, Inc.#	289,679
1,175	T-Mobile U.S., Inc.	259,358
1,575	Walt Disney Company	175,376
		3,042,436
	Consumer Discretionary (9.3%)
6,665	Amazon.com, Inc.#	1,462,234
2,350	Chipotle Mexican Grill, Inc.#	141,705
560	Home Depot, Inc.	217,835
1,865	Las Vegas Sands Corp.	95,786
535	Lowe's Companies, Inc.	132,038
560	McDonald's Corp.	162,338
1,185	Starbucks Corp.	108,131
1,470	Tesla, Inc.#	593,645
970	TJX Companies, Inc.	117,186
		3,030,898
	Consumer Staples (4.8%)
3,160	Coca-Cola Company	196,742
1,320	Colgate-Palmolive Company	120,001
350	Costco Wholesale Corp.	320,694
1,105	Mondelez International, Inc. - Class A	66,002
1,365	Philip Morris International, Inc.	164,278
1,620	Procter & Gamble Company	271,593
790	Target Corp.	106,792
3,480	Walmart, Inc.	314,418
		1,560,520
	Energy (3.2%)
625	Chevron Corp.	90,525
610	ConocoPhillips	60,494
1,865	EQT Corp.	85,995
3,885	Exxon Mobil Corp.	417,909
730	Hess Corp.	97,097
1,035	Marathon Petroleum Corp.	144,383
NUMBER OF SHARES		VALUE
2,335	Schlumberger, NV	$89,524
1,215	Williams Companies, Inc.	65,756
		1,051,683
	Financials (10.8%)
485	American Express Company	143,943
500	Assurant, Inc.	106,610
6,320	Bank of America Corp.	277,764
90	Blackrock, Inc.	92,260
895	Chubb, Ltd.	247,289
1,915	Citigroup, Inc.	134,797
1,100	Fidelity National Information Services, Inc.	88,847
660	Fiserv, Inc.#	135,577
270	Goldman Sachs Group, Inc.	154,607
1,935	JPMorgan Chase & Company	463,839
554	KKR & Company, Inc.	81,942
1,100	Marsh & McLennan Companies, Inc.	233,651
755	Mastercard, Inc. - Class A	397,560
1,415	Morgan Stanley	177,894
255	S&P Global, Inc.	126,998
1,285	Visa, Inc. - Class A	406,111
3,655	Wells Fargo & Company	256,727
		3,526,416
	Health Care (7.0%)
810	Abbott Laboratories	91,619
935	AbbVie, Inc.	166,149
2,480	Boston Scientific Corp.#	221,514
445	Danaher Corp.	102,150
685	Dexcom, Inc.#	53,272
230	Elevance Health, Inc.	84,847
480	Eli Lilly & Company	370,560
370	ICON, PLC#	77,593
1,385	Johnson & Johnson	200,299
1,360	Medtronic, PLC	108,637
2,065	Merck & Company, Inc.	205,426
230	Stryker Corp.	82,811
320	Thermo Fisher Scientific, Inc.	166,474
515	UnitedHealth Group, Inc.	260,518
1,095	Zimmer Biomet Holdings, Inc.	115,665
		2,307,534
	Industrials (4.3%)
6,005	American Airlines Group, Inc.#	104,667
7,935	CSX Corp.	256,062
1,935	Emerson Electric Company	239,805
275	GE Vernova, Inc.	90,456
810	General Electric Company	135,100

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments December 31, 2024

NUMBER OF SHARES			VALUE
555		Norfolk Southern Corp.	$130,258
375		Parker-Hannifin Corp.	238,511
1,740		RTX Corp.	201,353
			1,396,212
		Information Technology (24.4%)
795		Advanced Micro Devices, Inc.#	96,028
8,140		Apple, Inc.	2,038,419
3,150		Broadcom, Inc.	730,296
1,900		Cisco Systems, Inc.	112,480
444		CyberArk Software, Ltd.#	147,918
100		Intuit, Inc.	62,850
1,250		Lam Research Corp.	90,287
775		Micron Technology, Inc.	65,224
4,130		Microsoft Corp.	1,740,795
14,500		NVIDIA Corp.	1,947,205
215		NXP Semiconductors, NV	44,688
1,470		Oracle Corp.	244,961
510		Palo Alto Networks, Inc.#	92,800
475		Salesforce, Inc.	158,807
440	EUR	SAP, SE	108,229
295		ServiceNow, Inc.#	312,735
			7,993,722
		Materials (2.0%)
2,665		Freeport-McMoRan, Inc.	101,483
615		Linde, PLC	257,482
535		Sherwin-Williams Company	181,863
490		Vulcan Materials Company	126,043
			666,871
		Real Estate (0.5%)
680		American Tower Corp.	124,719
1,540		Invitation Homes, Inc.	49,234
			173,953
		Utilities (0.5%)
1,130		Vistra Corp.	155,793
			155,793
		TOTAL COMMON STOCKS (Cost $10,127,385)	24,906,038
CONVERTIBLE PREFERRED STOCKS (4.0%)
		Financials (1.4%)
1,180		AMG Capital Trust II 5.150%, 10/15/37	62,479
2,905		Apollo Global Management, Inc. 6.750%, 07/31/26	252,474
2,560		Ares Management Corp. 6.750%, 10/01/27	140,902
			455,855
NUMBER OF SHARES		VALUE
	Industrials (1.7%)
8,410	Boeing Company 6.000%, 10/15/27	$512,085
678	Chart Industries, Inc. 6.750%, 12/15/25	47,785
		559,870
	Information Technology (0.4%)
2,160	Hewlett Packard Enterprise Company 7.625%, 09/01/27	135,454
		135,454
	Utilities (0.5%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#**§ 3.369%, 09/15/29	35,266
1,405	NextEra Energy, Inc. 7.299%, 06/01/27	68,550
1,345	PG&E Corp.# 6.000%, 12/01/27	66,967
		170,783
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,145,675)	1,321,962
EXCHANGE-TRADED FUND (0.2%)
	Other (0.2%)
540	iShares Biotechnology ETF^ (Cost $74,298)	71,393
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.9%)
	Other (1.9%)
235,000	U.S. Treasury Note 4.625%, 02/28/25	235,097
240,000	4.250%, 05/31/25	239,981
155,000	5.000%, 08/31/25^	155,763
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $630,304)	630,841
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.5%)#
	Communication Services (0.1%)
23	Alphabet, Inc.
438,012	Put, 02/21/25, Strike $195.00	25,990
		25,990

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments December 31, 2024

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.4%)
34 1,738,182	Invesco QQQ Trust Series 1 Put, 03/21/25, Strike $515.00	$60,690
85	iShares MSCI EAFE ETF
642,685	Call, 03/21/25, Strike $80.00	5,780
28	iShares Russell 2000 ETF
618,688	Call, 03/21/25, Strike $235.00	11,480
3	S&P 500® Index
1,764,489	Put, 01/31/25, Strike $5,950.00	33,690
31	SPDR® S&P 500® ETF Trust
1,816,848	Put, 01/17/25, Strike $575.00	9,564
		121,204
	TOTAL PURCHASED OPTIONS (Cost $173,148)	147,194
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
526,436	State Street Navigator Securities Lending Government Money Market Portfolio, 4.482%***† (Cost $526,436)	526,436
	TOTAL INVESTMENTS (100.6%) (Cost $17,363,069)	32,937,682
LIABILITIES, LESS OTHER ASSETS (-0.6%)		(205,426)
NET ASSETS (100.0%)		$32,732,256
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%)#
	Communication Services (0.0%)
(23)	Alphabet, Inc.
(438,012)	Put, 02/21/25, Strike $165.00 (Premium $3,424)	(3,910)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at December 31, 2024.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

***  The rate disclosed is the 7 day net yield as of December 31, 2024.

†  Represents investment of cash collateral received from securities on loan as of December 31, 2024.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the "Trust"), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2023-07, Segment Reporting (Topic 280). The ASU applies to all public entities that are required to report segment information in accordance with Accounting Standards Codification Topic 280 (ASC 280). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. The Portfolio has adopted ASU 2023-07 as of December 31, 2024, with no material impact on the Portfolio's financial statements.

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these

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Notes to Financial Statements

exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of December 31, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.

Allocation of Expenses. Expenses directly attributable to the Portfolio are charged to the Portfolio; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

As defined under ASU No. 2023-07 the chief operating decision maker ("CODM") consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. The Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Portfolio. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Portfolio's financial statements and financial highlights.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Portfolio's taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Portfolio recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2021 – 2024 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio's management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%.

The Portfolio reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statement of Operations.

A Trustee and certain officers of the Trust are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of their compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. The Portfolio's obligation, if any, to make payments under the Plan is a general obligation of the Portfolio and is included in "Payable for deferred compensation to trustees" on the Statement of Assets and Liabilities at December 31, 2024. Deferred compensation of $100,097 is included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2024.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments for the year ended December 31, 2024 were as follows:

	U.S. GOVERNMENT SECURITIES	OTHER
Cost of purchases	$—	$8,863,700
Proceeds from sales	595,000	11,714,324

www.calamos.com

Notes to Financial Statements

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2024 was as follows:

Cost basis of investments	$17,831,615
Gross unrealized appreciation	15,476,430
Gross unrealized depreciation	(374,273)
Net unrealized appreciation (depreciation)	$15,102,157

For the fiscal year ended December 31, 2024, the Portfolio recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

Paid-in capital	$(9,343)
Undistributed net investment income/(loss)	133,405
Accumulated net realized gain/(loss) on investments	(124,062)

Distributions were characterized for federal income tax purposes as follows:

	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2023
Distributions paid from:
Ordinary income	$120,038	$160,047
Long-term capital gains	469,222	774,813
Return of capital	—	—

As of December 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$169,945
Undistributed capital gains	2,600,689
Total undistributed earnings	2,770,634
Accumulated capital and other losses	—
Net unrealized gains/(losses)	15,102,157
Total accumulated earnings/(losses)	17,872,791
Other	(279,399)
Paid-in-capital	15,138,864
Net assets applicable to common shareholders	$32,732,256

Note 5 – Derivative Instruments

Foreign Currency Risk. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs Over-The-Counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between the Portfolio and the counterparty and the amount of collateral due from the Portfolio or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. When a Portfolio is required to post collateral under the terms of a derivatives transaction and master netting agreement, the Portfolio's custodian holds the collateral in a segregated account,

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

subject to the terms of a tri-party agreement among the Portfolio, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that the Portfolio defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to the Portfolio's custodian. The master netting agreement provides, in relevant part, that the Portfolio may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Portfolio realizes a gain or loss when a position is closed or upon settlement of the contracts. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

As of December 31, 2024, the Portfolio had no outstanding forward foreign currency contracts.

Equity Risk. The Portfolio may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Portfolio may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). The Portfolio may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Portfolio's holdings, on broad-based securities indexes, or certain ETFs.

When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statement of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Portfolio do not typically give rise to counterparty credit risk since options written obligate the Portfolio and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of December 31, 2024, the Portfolio had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of December 31, 2024, the Portfolio had outstanding derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Gross amounts at fair value:
Purchased options(1)	$147,194	$—
Written option(2)	—	3,910
	$147,194	$3,910

www.calamos.com

Notes to Financial Statements

For the year ended December 31, 2024, the volume of derivative activity for the Portfolio is reflected below:*

VOLUME
Purchased options(1)	1,043
Written option(2)	146

(1)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(2)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

*  Activity during the period is measured by opened number of contracts for options purchased or written (measured in notional).

Note 6 – Securities Lending

The Portfolio may loan one or more of its securities to broker-dealers and banks through the Securities Loan Agreement. In the Securities Loan Agreement, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of the Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash collateral, the Portfolio's securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. The securities on loan are collateralized by securities and cash collateral received as disclosed in the Statement of Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio's security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Portfolio as of December 31, 2024.

AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
$526,436	$161,588	$688,024	$106,350	$564,786	$671,136	$16,888

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

Note 7 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments.

The following is a summary of the inputs used in valuing the Portfolio's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,333,818	$—	$5,333,818
Common Stocks	24,797,809	108,229	—	24,906,038
Convertible Preferred Stocks	1,224,217	97,745	—	1,321,962
Exchange-Traded Funds	71,393	—	—	71,393
U.S. Government and Agency Securities	—	630,841	—	630,841
Purchased Options	147,194	—	—	147,194
Investment of Cash Collateral For Securities Loaned	—	526,436	—	526,436
Total	$26,240,613	$6,697,069	$—	$32,937,682
Liabilities:
Written Option	$3,910	$—	$—	$3,910
Total	$3,910	$—	$—	$3,910

www.calamos.com

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos Advisors Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Calamos Growth and Income Portfolio (the "Fund"), a series of the Calamos Advisors Trust (the "Trust"), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

February 10, 2025

We have served as the auditor of one or more Calamos investment companies since 2003.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Tax Information (Unaudited)

We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2025, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2024. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Portfolio hereby designates $469,222 as capital gain dividends for the fiscal year ended December 31, 2024.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates $120,038, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended December 31, 2024.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2024.

www.calamos.com

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

1. Aggregate remuneration paid to all trustees by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos Advisors Trust, does not receive remuneration for services provided to the Calamos Advisors Trust.

2. Not applicable.

3. Mark J. Mickey, Chief Compliance Officer of the Calamos Advisors Trust, is the only officer who receives compensation from the Calamos Advisors Trust. Aggregate remuneration paid to Mr. Mickey by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4. Not applicable.

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS.

Not applicable.

ITEM 12: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14: PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 16: CONTROLS AND PROCEDURES.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17: DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19: EXHIBITS.

(a)(1)	Code of Ethics.
(a)(2)	Not applicable
(a)(3)(i)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(ii)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(a)(4)	Not applicable
(a)(5)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	February 14, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	February 14, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	February 14, 2025